Leases (Schedule of Maturity Analysis of Company's Lease Liabilities) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 17,788
Current maturities of lease liability	489	€ 225
Long-term lease liability	17,299	15,402
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	489	462
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	2,096
Sixth year and thereafter [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 15,203	€ 22,174